Retirement Benefits (Obligations and Funded Status) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Change in benefit obligation:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	$ 0	$ 0
Change in plan assets:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0
Pension Benefits
Change in benefit obligation:
Defined Benefit Plan, Interest Cost	25	31
Change in plan assets:
Defined Benefit Plan, Fair Value of Plan Assets	598
Defined Benefit Plan, Fair Value of Plan Assets	15	598
Other Postretirement Benefits
Change in benefit obligation:
Defined Benefit Plan, Benefit Obligation	203	223
Defined Benefit Plan, Interest Cost	4	5
Defined Benefit Plan, Plan Amendments	0	1
Defined Benefit Plan, Benefits Paid	(20)	(28)
Defined Benefit Plan, Actuarial Gain (Loss)	(6)	2
Defined Benefit Plan, Benefit Obligation	181	203
Change in plan assets:
Defined Benefit Plan, Fair Value of Plan Assets	272	284
Defined Benefit Plan, Actual Return on Plan Assets	0	7
Defined Benefit Plan, Contributions by Employer	9	9
Defined Benefit Plan, Benefits Paid	(20)	(28)
Defined Benefit Plan, Fair Value of Plan Assets	261	272
Defined Benefit Plan, Funded Status of Plan	(80)	(69)
Amounts recognized in the consolidated balance sheets consist of:
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	103	96
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(2)	(2)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(22)	(25)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	79	69
Amounts recognized in accumulated other comprehensive loss (pre-tax basis) consist of:
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	(18)	(21)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	16	18
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(2)	(3)
Funded Plans [Member]
Change in benefit obligation:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	(691)
Change in plan assets:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	(691)
Funded Plans [Member] | Pension Benefits
Change in benefit obligation:
Defined Benefit Plan, Benefit Obligation	718	632
Defined Benefit Plan, Interest Cost	23	28
Defined Benefit Plan, Plan Amendments	0	0
Defined Benefit Plan, Benefits Paid	(46)	(45)
Defined Benefit Plan, Actuarial Gain (Loss)	16	130
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements		(27)
Defined Benefit Plan, Benefit Obligation	20	718
Change in plan assets:
Defined Benefit Plan, Fair Value of Plan Assets	598	600
Defined Benefit Plan, Actual Return on Plan Assets	16	70
Defined Benefit Plan, Contributions by Employer	138	0
Defined Benefit Plan, Benefits Paid	(46)	(45)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements		(27)
Defined Benefit Plan, Fair Value of Plan Assets	15	598
Defined Benefit Plan, Funded Status of Plan	5	120
Amounts recognized in the consolidated balance sheets consist of:
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	0	0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(5)	(120)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(5)	(120)
Amounts recognized in accumulated other comprehensive loss (pre-tax basis) consist of:
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	2	18
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	0	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	2	18
Unfunded Plans [Member]
Change in benefit obligation:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0
Change in plan assets:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0
Unfunded Plans [Member] | Pension Benefits
Change in benefit obligation:
Defined Benefit Plan, Benefit Obligation	65	61
Defined Benefit Plan, Interest Cost	2	3
Defined Benefit Plan, Plan Amendments	0	0
Defined Benefit Plan, Benefits Paid	(8)	(9)
Defined Benefit Plan, Actuarial Gain (Loss)	(2)	10
Defined Benefit Plan, Benefit Obligation	57	65
Change in plan assets:
Defined Benefit Plan, Benefits Paid	(8)	(9)
Defined Benefit Plan, Funded Status of Plan	57	65
Amounts recognized in the consolidated balance sheets consist of:
Defined Benefit Plan, Assets for Plan Benefits, Noncurrent	0	0
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(9)	(9)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(48)	(56)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(57)	(65)
Amounts recognized in accumulated other comprehensive loss (pre-tax basis) consist of:
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Actuarial Gain (Loss), before Tax	4	7
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	0	0
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	4	7
Change in Plan Assets [Member] | Unfunded Plans [Member]
Change in benefit obligation:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0
Change in plan assets:
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements	0	0
Change in Plan Assets [Member] | Unfunded Plans [Member] | Pension Benefits
Change in benefit obligation:
Defined Benefit Plan, Benefits Paid	0	0
Change in plan assets:
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Defined Benefit Plan, Actual Return on Plan Assets	0	0
Defined Benefit Plan, Contributions by Employer	0	0
Defined Benefit Plan, Benefits Paid	0	0
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	$ 0